Acquisitions - Additional Information (Detail) $ in Thousands					3 Months Ended									6 Months Ended	11 Months Ended	12 Months Ended
	Feb. 11, 2019 USD ($) shares	Nov. 28, 2017 USD ($)	Jun. 28, 2017 USD ($)	Jan. 27, 2017 USD ($)	Mar. 31, 2019 USD ($) Acquisition	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Acquisition	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Contingent consideration payable										$ 2,500				$ 2,500	$ 2,500		$ 2,500
Acquisition transaction costs									$ 28							$ 28	3,641	$ 1,140
Finalization of purchase price allocation, goodwill																1,773
Foreign currency transaction gain					$ 466				1,464
Net sales prior to acquisition					167,065	$ 233,224	$ 176,915	$ 138,723	137,211	169,474	$ 142,812	$ 104,746	$ 99,052			686,073	516,084	426,717
Income tax expense					1,429	2,770	1,906	192	563	655	22	589				5,432	1,266
Goodwill					$ 125,152	116,078	$ 116,237	$ 116,312	116,758	114,162	$ 110,525	$ 109,781		114,162	114,162	116,078	114,162	97,453
A Large Evil Corporation Limited [Member]
Business Acquisition [Line Items]
Date of acquisition		Nov. 28, 2017
Cash consideration paid		$ 3,862
Contingent consideration payable		1,000
Acquisition transaction costs																	100
Business acquisition, working capital adjustments		1,003
Loungefly [Member]
Business Acquisition [Line Items]
Cash consideration paid			$ 16,113
Transaction fees			1,777
Business acquisition, working capital adjustments			635
Loungefly [Member] | Class A Units [Member]
Business Acquisition [Line Items]
Equity consideration paid			2,131
Underground Toys Limited [Member]
Business Acquisition [Line Items]
Cash consideration paid				$ 12,554
Business acquisition, working capital adjustments				1,784
Underground Toys Limited [Member] | Other Income
Business Acquisition [Line Items]
Foreign currency transaction gain																	$ 700
Underground Toys Limited [Member] | Class A Units [Member]
Business Acquisition [Line Items]
Equity consideration paid				3,182
Forrest-Pruzan Creative LLC [Member]
Business Acquisition [Line Items]
Date of acquisition					Feb. 11, 2019
Cash consideration paid	$ 6,500
Goodwill	8,900
Business acquisition, Percentage of membership interests acquired					100.00%
Contingent consideration payable	1,500
Business acquisition, cash due after deferral period	2,000
Forrest-Pruzan Creative LLC [Member] | Class A Common Stock [Member]
Business Acquisition [Line Items]
Equity consideration paid	$ 2,200
Business acquisition, shares issued | shares	126,757
Funko Acquisition Holdings, L.L.C. [Member]
Business Acquisition [Line Items]
Number of business acquired | Acquisition					1												3
Income tax expense					$ 900				$ 200							3,600	$ 500
Funko Acquisition Holdings, L.L.C. [Member] | A Large Evil Corporation Limited [Member]
Business Acquisition [Line Items]
Goodwill		$ 4,000
Funko Acquisition Holdings, L.L.C. [Member] | Loungefly [Member]
Business Acquisition [Line Items]
Date of acquisition																	Jun. 28, 2017
Cash consideration paid			17,900
Acquisition transaction costs																	$ 1,100
Transaction fees			1,800
Business acquisition, working capital adjustments																	1,400
Finalization of purchase price allocation, intangible assets																	1,700
Finalization of purchase price allocation, goodwill																	$ 1,800
Actual net sales from acquisition date														17,000
Actual net income from acquisition date														1,900
Goodwill			11,249
Funko Acquisition Holdings, L.L.C. [Member] | Loungefly [Member] | Class A Units [Member]
Business Acquisition [Line Items]
Equity consideration paid			$ 2,100
Funko Acquisition Holdings, L.L.C. [Member] | Underground Toys Limited [Member]
Business Acquisition [Line Items]
Date of acquisition																	Jan. 27, 2017
Cash consideration paid				12,600
Contingent consideration payable				2,500		$ 0				2,500				2,500	2,500	$ 0	$ 2,500
Acquisition transaction costs																	1,800
Business acquisition, working capital adjustments				1,800
Actual net sales from acquisition date															93,400
Actual net income from acquisition date															2,300
Adjustments to the working capital assumed, decrease to inventory																	1,300
Net sales prior to acquisition																		35,000
Accounts receivable prior to acquisition																		$ 14,700
Goodwill				3,438
Funko Acquisition Holdings, L.L.C. [Member] | Underground Toys Limited [Member] | United Kingdom [Member]
Business Acquisition [Line Items]
Income tax expense															500
Funko Acquisition Holdings, L.L.C. [Member] | Underground Toys Limited [Member] | Class A Units [Member]
Business Acquisition [Line Items]
Equity consideration paid				$ 3,200
Funko Acquisition Holdings, L.L.C. [Member] | Underground Toys Limited and Loungefly LLC [Member]
Business Acquisition [Line Items]
Goodwill										$ 15,400				$ 15,400	$ 15,400		$ 15,400
Funko Acquisition Holdings, L.L.C. [Member] | Forrest-Pruzan Creative LLC [Member]
Business Acquisition [Line Items]
Cash consideration paid	$ 6,500
Goodwill	8,922
Funko Acquisition Holdings, L.L.C. [Member] | Forrest-Pruzan Creative LLC [Member] | Class A Common Stock [Member]
Business Acquisition [Line Items]
Equity consideration paid	$ 2,221